Subsequent Events (Details) - Common Class A [Member] - Forecast [Member]	Oct. 08, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Ordinary shares par value | $ / shares	$ 0.0001
Ordinary shares, value | $	$ 4,003,458
Ordinary shares | shares	2,011,788